Income Taxes (EIT of 25 Percent Scenario) (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 EIT rate of 25 Percent [Member] USD ($)	Dec. 31, 2012 EIT rate of 25 Percent [Member] CNY	Dec. 31, 2011 EIT rate of 25 Percent [Member] CNY	Dec. 31, 2010 EIT rate of 25 Percent [Member] CNY
Net income (loss) available to ordinary shareholders	$ (2,009)	(12,527)	$ (2,364)	(14,856)	$ (1,875)	(11,916)	$ (2,403)	(15,128)	$ (8,736)	(54,427)	21,081	40,783			(2,499)	(5,075)
Earnings per share, basic													$ 0	0	(0.19)	(0.39)
Earnings per share, diluted													$ 0	0	(0.19)	(0.39)